UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 1 of its series: Allspring Managed Account CoreBuilder® Shares—Series M.

Date of reporting period: December 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

December 31, 2024

Managed Account CoreBuilder® Shares - Series M

WFCMX

This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

Annualized real gross domestic product growth was positive in 2025. However, investors remained concerned about inflationary pressures as all eyes were on the Federal Reserve (Fed) for clues as to when monetary policy might shift. In the fall, the Fed finally made three rate-cutting moves, totaling 1.00%. The Bloomberg Municipal Bond Index finished the year with a 1.05% total return. The Bloomberg High Yield Municipal Index fared better, returning 6.3%.

Top contributors to relative performance included overweights to lower investment-grade (A and BBB) bonds and an underweight to high-grade (AA- and AAA-rated) bonds, which underperformed. A modest allocation to high yield also aided performance. Security selection was positive overall. Securities in the education, special tax, and housing sectors contributed. An overweight to shorter call bonds and our coupon stack also aided performance.

Among detractors was an underweight to bonds inside of 5 years as this was the best-performing part of the curve. Selection within the leasing, transportation, and industrial development revenue/pollution control revenue sectors also detracted.

Total return based on a $10,000 investment

	Managed Account CoreBuilder® Shares - Series M	Bloomberg Municipal Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,131	$10,177
2/28/2015	$10,058	$10,072
3/31/2015	$10,077	$10,101
4/30/2015	$10,055	$10,048
5/31/2015	$10,014	$10,021
6/30/2015	$10,015	$10,011
7/31/2015	$10,096	$10,084
8/31/2015	$10,074	$10,104
9/30/2015	$10,174	$10,177
10/31/2015	$10,240	$10,217
11/30/2015	$10,331	$10,258
12/31/2015	$10,438	$10,330
1/31/2016	$10,510	$10,453
2/29/2016	$10,484	$10,470
3/31/2016	$10,556	$10,503
4/30/2016	$10,663	$10,580
5/31/2016	$10,699	$10,609
6/30/2016	$10,814	$10,778
7/31/2016	$10,814	$10,784
8/31/2016	$10,857	$10,799
9/30/2016	$10,839	$10,745
10/31/2016	$10,767	$10,632
11/30/2016	$10,267	$10,236
12/31/2016	$10,360	$10,356
1/31/2017	$10,390	$10,424
2/28/2017	$10,475	$10,496
3/31/2017	$10,524	$10,519
4/30/2017	$10,609	$10,596
5/31/2017	$10,767	$10,764
6/30/2017	$10,751	$10,725
7/31/2017	$10,854	$10,812
8/31/2017	$10,985	$10,894
9/30/2017	$10,969	$10,839
10/31/2017	$10,999	$10,865
11/30/2017	$10,973	$10,807
12/31/2017	$11,087	$10,920
1/31/2018	$10,989	$10,791
2/28/2018	$10,975	$10,759
3/31/2018	$11,026	$10,799
4/30/2018	$11,022	$10,760
5/31/2018	$11,169	$10,884
6/30/2018	$11,173	$10,893
7/31/2018	$11,216	$10,919
8/31/2018	$11,240	$10,947
9/30/2018	$11,188	$10,876
10/31/2018	$11,126	$10,809
11/30/2018	$11,238	$10,929
12/31/2018	$11,378	$11,060
1/31/2019	$11,471	$11,144
2/28/2019	$11,554	$11,203
3/31/2019	$11,753	$11,380
4/30/2019	$11,807	$11,423
5/31/2019	$11,977	$11,581
6/30/2019	$12,030	$11,623
7/31/2019	$12,121	$11,717
8/31/2019	$12,312	$11,902
9/30/2019	$12,237	$11,806
10/31/2019	$12,251	$11,828
11/30/2019	$12,294	$11,857
12/31/2019	$12,337	$11,893
1/31/2020	$12,560	$12,107
2/29/2020	$12,744	$12,263
3/31/2020	$12,016	$11,818
4/30/2020	$11,817	$11,670
5/31/2020	$12,162	$12,041
6/30/2020	$12,337	$12,140
7/31/2020	$12,542	$12,345
8/31/2020	$12,545	$12,287
9/30/2020	$12,558	$12,290
10/31/2020	$12,541	$12,253
11/30/2020	$12,738	$12,438
12/31/2020	$12,854	$12,513
1/31/2021	$12,970	$12,593
2/28/2021	$12,766	$12,393
3/31/2021	$12,862	$12,469
4/30/2021	$12,990	$12,574
5/31/2021	$13,055	$12,611
6/30/2021	$13,110	$12,646
7/31/2021	$13,206	$12,751
8/31/2021	$13,176	$12,704
9/30/2021	$13,083	$12,613
10/31/2021	$13,075	$12,576
11/30/2021	$13,193	$12,683
12/31/2021	$13,205	$12,703
1/31/2022	$12,889	$12,355
2/28/2022	$12,806	$12,311
3/31/2022	$12,446	$11,912
4/30/2022	$12,116	$11,583
5/31/2022	$12,248	$11,755
6/30/2022	$12,024	$11,562
7/31/2022	$12,318	$11,868
8/31/2022	$12,072	$11,608
9/30/2022	$11,672	$11,162
10/31/2022	$11,545	$11,069
11/30/2022	$12,085	$11,587
12/31/2022	$12,101	$11,620
1/31/2023	$12,423	$11,954
2/28/2023	$12,197	$11,684
3/31/2023	$12,412	$11,943
4/30/2023	$12,440	$11,916
5/31/2023	$12,367	$11,812
6/30/2023	$12,473	$11,931
7/31/2023	$12,513	$11,978
8/31/2023	$12,384	$11,805
9/30/2023	$12,074	$11,459
10/31/2023	$11,899	$11,362
11/30/2023	$12,622	$12,083
12/31/2023	$12,916	$12,364
1/31/2024	$12,935	$12,301
2/29/2024	$12,978	$12,317
3/31/2024	$13,009	$12,316
4/30/2024	$12,914	$12,164
5/31/2024	$12,923	$12,128
6/30/2024	$13,117	$12,314
7/31/2024	$13,231	$12,426
8/31/2024	$13,322	$12,524
9/30/2024	$13,460	$12,648
10/31/2024	$13,303	$12,464
11/30/2024	$13,502	$12,679
12/31/2024	$13,368	$12,494

Managed Account CoreBuilder® Shares - Series M

Annual Shareholder Report | December 31, 2024

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Managed Account CoreBuilder® Shares - Series M	3.50	1.62	2.95
Bloomberg Municipal Bond Index (Strategy and Regulatory)	1.05	0.99	2.25

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$762,331,420
# of portfolio holdings	443
Portfolio turnover rate	9%
Total advisory fees paid	$0

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.9
AA/Aa	27.8
A/A	33.6
BBB/Baa	21.4
BB/Ba	3.9
B/B	0.1
Not Rated	11.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A, 0.00%, 12-15-2030	1.2
Waller Consolidated Independent School District, 5.00%, 2-15-2045	1.1
County of Broward Port Facilities Revenue Series B, 4.00%, 9-1-2037	1.0
Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	0.8
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6-1-2049	0.8
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB 144A, 0.00%, 9-1-2034	0.8
Jacksonville Port Authority Series B, 5.00%, 11-1-2044	0.7
King County Public Hospital District No. 1, 5.00%, 12-1-2035	0.7
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11-1-2034	0.7
Illinois Finance Authority Carle Foundation Obligated Group Series A, 5.00%, 2-15-2045	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	12.3
3-5 years	7.0
5-10 years	16.6
10-20 years	27.7
20-30 years	24.0
30+ years	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4901 12-24

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended December 31, 2024	Fiscal year ended December 31, 2023
Audit fees	$58,790	$56,810
Audit-related fees	—	—
Tax fees (1)	2,290	4,420
All other fees	—	—

	$61,080	$61,230

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series M
Long Form Financial Statements
Annual Report
December 31, 2024

Allspring Managed Account | 1

Portfolio of investments—December 31, 2024
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.48%
Alabama: 3.54%
Education revenue: 0.11%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$832,136
Health revenue: 0.55%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,184,167
Housing revenue: 0.20%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,568,499
Industrial development revenue: 0.13%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	987,524
Resource recovery revenue: 0.13%
Mobile County IDA AM/NS Calvert LLC Series 2024B AMT	4.75	12-1-2054	1,000,000	966,898
Utilities revenue: 2.42%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,065,795
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,176,868
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,380,424
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	994,749
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,265,029
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,578,082
				18,460,947
				27,000,171
Alaska: 0.24%
Health revenue: 0.24%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,839,631
Arizona: 2.34%
Education revenue: 1.71%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	584,038
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	928,578
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,016,523
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,040,000	1,041,247
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	120,000	119,987
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,481,427
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	2,004,682
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	840,000	824,802
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	1,000,641
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	487,870
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00%	7-1-2035	$3,000,000	$3,022,319
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	500,000	497,784
				13,009,898
Health revenue: 0.12%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2030	495,000	484,985
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	457,745
				942,730
Industrial development revenue: 0.22%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,250,000	1,252,891
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	410,119
				1,663,010
Utilities revenue: 0.29%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,184,985
				17,800,623
California: 1.17%
Airport revenue: 0.51%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,056,918
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,810,670
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,019,145
				3,886,733
GO revenue: 0.01%
Hawthorne School District Series C CAB (NPFGC Insured)¤	0.00	11-1-2025	100,000	97,270
Health revenue: 0.16%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,231,359
Housing revenue: 0.06%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	436,483	435,963
Transportation revenue: 0.29%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,212,193
Utilities revenue: 0.14%
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	1,000,000	1,052,695
				8,916,213
Colorado: 3.78%
Airport revenue: 0.18%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,351,525
Education revenue: 0.04%
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	335,000	335,753
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.40%
Aviation Station North Metropolitan District No. 2 Series A	5.00%	12-1-2039	$750,000	$750,095
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	818,944
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	748,000	652,701
Canyons Metropolitan District No. 5 Series B	6.50	12-1-2054	500,000	516,657
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	954,091
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	649,265
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,407,453
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,909,859
				10,659,065
Health revenue: 1.05%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,959,111
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,088,029
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,080,539
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,913,044
				8,040,723
Industrial development revenue: 0.33%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,541,308
Miscellaneous revenue: 0.31%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2054	750,000	792,769
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	1,500,000	1,540,488
				2,333,257
Utilities revenue: 0.47%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,586,351
				28,847,982
Connecticut: 1.33%
Education revenue: 0.68%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,176,603
GO revenue: 0.28%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,075,295
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	503,380
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	539,729
				2,118,404
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.37%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00%	7-1-2041	$860,000	$806,133
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,071,593
				2,877,726
				10,172,733
District of Columbia: 0.30%
Airport revenue: 0.30%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,542,365
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	757,094
				2,299,459
Florida: 8.80%
Airport revenue: 3.65%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,523,438
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,331,979
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,043,611
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,103,164
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,379,233
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,756,208
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,705,665
				27,843,298
Education revenue: 0.76%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,500,000	1,553,761
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,003,420
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	500,000	499,378
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,247,383
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,504,833
				5,808,775
Health revenue: 2.97%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,501,451
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,377,704
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,698,794
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	242,764
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	483,487
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	267,792
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00%	7-1-2033	$250,000	$266,679
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	504,229
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	502,874
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,167,231
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	2,000,000	1,887,270
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	221,948
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,019,054
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	2,023,304
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,068,988
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	776,378
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,298,797
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,305,183
				22,613,927
Miscellaneous revenue: 0.26%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	967,271
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	1,000,000	1,002,014
				1,969,285
Resource recovery revenue: 0.07%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	500,000	498,589
Transportation revenue: 0.66%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,445
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,476
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	3,995,501
				5,046,422
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	563,297
Water & sewer revenue: 0.36%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,175,849
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,571,131
				2,746,980
				67,090,573
Georgia: 5.07%
Airport revenue: 0.41%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	3,120,905
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.20%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00%	6-15-2043	$500,000	$509,342
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	971,813
				1,481,155
Health revenue: 0.13%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,016,144
Housing revenue: 0.34%
Georgia HFA Series A	4.70	12-1-2054	2,600,000	2,606,958
Industrial development revenue: 0.14%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	51,100
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	972,818
				1,023,918
Miscellaneous revenue: 0.23%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,769,853
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	500,000	501,340
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	509,661
				1,011,001
Utilities revenue: 3.49%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,233,161
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,060,047
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,052,173
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,506,660
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,550,000	6,474,511
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,097,128
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	3,000,000	3,170,202
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	834,867
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2064	4,000,000	4,154,541
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,032,281
				26,615,571
				38,645,505
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Guam: 0.18%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2036	$370,000	$391,633
Miscellaneous revenue: 0.13%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	950,217
				1,341,850
Hawaii: 0.27%
Airport revenue: 0.27%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,027,778
Idaho: 0.49%
Education revenue: 0.15%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	800,890
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	335,000	335,278
				1,136,168
Health revenue: 0.34%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,626,121
				3,762,289
Illinois: 12.78%
Airport revenue: 0.90%
Chicago O’Hare International Airport AMT	5.00	1-1-2032	1,440,000	1,440,000
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,027,757
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,926,204
Chicago O’Hare International Airport Series B	4.50	1-1-2056	1,000,000	1,000,979
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	506,505
				6,901,445
Education revenue: 0.82%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,850,762
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,597,797
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,382,366
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	460,581
				6,291,506
GO revenue: 5.20%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,610,201
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,334,611
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,154,050
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,973,815
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	4,049,968
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	1,006,456
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,012,457
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Park District Series A	5.00%	1-1-2031	$1,000,000	$1,012,356
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,239,726
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,010,495
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,773,912
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2031	800,000	628,483
City of Chicago Series A	5.00	1-1-2045	5,000,000	5,069,950
City of Chicago Series A	5.25	1-1-2045	1,000,000	1,030,440
County of Will	4.00	11-15-2047	1,645,000	1,557,116
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,013,584
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,162,543
Village of Bolingbrook (AGM Insured)	5.00	1-1-2031	500,000	500,000
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	955,983
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	424,576
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,179,223
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	730,786
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	758,227
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	479,181
				39,668,139
Health revenue: 2.34%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,649,884
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,378,061
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.70	8-15-2049	5,000,000	5,000,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,751,629
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,140,885
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	891,212
				17,811,671
Housing revenue: 1.62%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,038,346
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	713,747
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,669,741
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	8,929,585
				12,351,419
Tax revenue: 0.89%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,756,897
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Illinois Sports Facilities Authority (AGM Insured)	5.00%	6-15-2028	$1,500,000	$1,508,152
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,513,598
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	998,304
				6,776,951
Transportation revenue: 0.73%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,866,226
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,665,070
				5,531,296
Water & sewer revenue: 0.28%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2048	1,000,000	1,067,945
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,035,723
				2,103,668
				97,436,095
Indiana: 1.41%
Education revenue: 0.20%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,508,542
Health revenue: 0.71%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,397,015
Industrial development revenue: 0.44%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,253,690
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,070,146
				3,323,836
Water & sewer revenue: 0.06%
Terre Haute Sanitary District BAN	5.25	9-28-2028	500,000	500,190
				10,729,583
Kansas: 0.78%
Tax revenue: 0.78%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	13,540,000	5,939,681
Kentucky: 1.24%
Health revenue: 0.56%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,198,577
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,085,446
				4,284,023
Housing revenue: 0.33%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,498,403
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00%	7-1-2029	$1,400,000	$1,151,204
Utilities revenue: 0.20%
Paducah Electric Plant Board Series A (AGM Insured)	5.00	10-1-2035	1,510,000	1,539,748
				9,473,378
Louisiana: 0.97%
Airport revenue: 0.30%
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2040	1,215,000	1,215,000
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2030	360,000	360,000
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	662,373
				2,237,373
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	977,743
Tax revenue: 0.28%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,148,453
Water & sewer revenue: 0.26%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	508,046
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	506,807
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	571,980
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	418,566
				2,005,399
				7,368,968
Maryland: 1.54%
Airport revenue: 0.26%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,042,756
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	678,473
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	231,291
				1,952,520
Education revenue: 0.38%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,780,000	2,915,091
GO revenue: 0.26%
County of Baltimore	4.00	3-1-2042	2,000,000	1,982,833
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.64%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00%	1-1-2051	$5,000,000	$4,381,266
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	526,343
				4,907,609
				11,758,053
Massachusetts: 1.69%
Airport revenue: 0.28%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,103,462
GO revenue: 0.49%
Commonwealth of Massachusetts Series D	5.00	10-1-2053	3,540,000	3,768,142
Health revenue: 0.92%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,006,726
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,198,851
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,800,960
				7,006,537
				12,878,141
Michigan: 3.32%
Health revenue: 0.39%
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	1,500,000	1,394,829
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	450,000	452,890
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	1,081,328
				2,929,047
Miscellaneous revenue: 0.97%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,890,169
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,003,069
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,500,812
				7,394,050
Utilities revenue: 0.43%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,273,587
Water & sewer revenue: 1.53%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	3,560,000	3,623,124
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Great Lakes Water Authority Water Supply System Revenue Series D	4.00%	7-1-2032	$4,000,000	$4,026,479
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	4,000,000	4,030,165
				11,679,768
				25,276,452
Minnesota: 0.28%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	680,420
Education revenue: 0.19%
City of Independence Beacon Academy Series A	4.25	7-1-2026	155,000	152,661
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	3.60	12-1-2040	1,300,000	1,300,000
				1,452,661
				2,133,081
Mississippi: 0.49%
Miscellaneous revenue: 0.49%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	670,000	670,651
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,096,057
				3,766,708
Missouri: 1.05%
Miscellaneous revenue: 0.67%
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	5,074,038
Water & sewer revenue: 0.38%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	3,000,000	2,902,857
				7,976,895
Nevada: 0.95%
GO revenue: 0.77%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,012,567
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	750,093
County of Clark Series A	5.00	5-1-2048	3,000,000	3,085,941
				5,848,601
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	524,464
Utilities revenue: 0.11%
County of Washoe Sierra Pacific Power Co. Series Føø	4.13	3-1-2036	850,000	851,289
				7,224,354
New Hampshire: 0.77%
Housing revenue: 0.24%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	1,848,102	1,834,555
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.13%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50%	10-1-2033	$1,000,000	$1,020,037
Water & sewer revenue: 0.40%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	856,743
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	2,170,000	2,176,671
				3,033,414
				5,888,006
New Jersey: 3.28%
Education revenue: 0.30%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	519,972
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	325,000	325,667
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,470,376
				2,316,015
Housing revenue: 1.77%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	209,753
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,180,805
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,361,918
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,492,237
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,947,143
New Jersey TTFA Series A	4.00	6-15-2042	750,000	735,237
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,041,083
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,502,160
				13,470,336
Miscellaneous revenue: 0.16%
Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.66	9-11-2025	1,220,000	1,220,000
Tax revenue: 0.47%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,232,801
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,324,432
				3,557,233
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,064,184
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.44%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.25%	10-15-2054	$2,000,000	$2,193,693
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,186,797
				3,380,490
				25,008,258
New York: 9.39%
Airport revenue: 2.17%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	531,126
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	556,773
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,072,898
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,139,079
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	3,500,000	3,695,248
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,395,311
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2054	5,000,000	5,156,631
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	971,760
				16,518,826
Education revenue: 2.53%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,574,188
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2042	1,175,000	1,125,337
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2043	880,000	838,874
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	964,537
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,486,487
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,503,142
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,349,207
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,545,625
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	1,565,000	1,562,444
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	354,429
				19,304,270
Health revenue: 0.16%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,245,289
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.33%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80%	9-15-2069	$1,000,000	$922,171
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,166,212
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,046,106
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,629,784
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,341,612
				10,105,885
Miscellaneous revenue: 0.28%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,038,102
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,250,000	1,128,149
				2,166,251
Tax revenue: 1.75%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	2,999,989
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,467,464
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,000,000	1,977,903
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,458,917
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,490,474
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,920,002
				13,314,749
Transportation revenue: 1.07%
Metropolitan Transportation Authority Series C-1	5.00	11-15-2034	3,000,000	3,123,396
Metropolitan Transportation Authority Series C-1	5.25	11-15-2030	2,000,000	2,029,017
Metropolitan Transportation Authority Series C-1	5.25	11-15-2031	3,000,000	3,043,233
				8,195,646
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	761,265
				71,612,181
North Carolina: 0.20%
Transportation revenue: 0.20%
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	1,425,000	1,506,273
North Dakota: 0.10%
Health revenue: 0.10%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2048	700,000	723,630
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Ohio: 2.40%
Airport revenue: 0.30%
Port of Greater Cincinnati Development Authorityøø	4.38%	6-15-2056	$2,340,000	$2,303,981
Health revenue: 0.95%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,907,641
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,720,118
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	756,837
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,886,474
				7,271,070
Housing revenue: 0.54%
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2029	2,070,000	2,080,744
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,009,504
				4,090,248
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,961,857
Tobacco revenue: 0.02%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	2,000,000	180,469
Transportation revenue: 0.14%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,065,684
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,452,995
				18,326,304
Oklahoma: 1.79%
Airport revenue: 0.78%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,904,749
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,047,168
				5,951,917
Housing revenue: 1.01%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,314,617
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,939,421
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	1,989,313
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	471,433
				7,714,784
				13,666,701
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Oregon: 0.45%
Airport revenue: 0.42%
Port of Portland Airport Revenue Series 30A AMT	5.25%	7-1-2054	$3,000,000	$3,174,436
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	262,508
				3,436,944
Pennsylvania: 7.67%
Airport revenue: 1.08%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	3,715,000	3,474,612
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,529,824
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,616,108
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	634,373
				8,254,917
Education revenue: 0.75%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	2,000,000	2,035,631
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	747,100
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,285,000	2,115,913
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	769,170
				5,667,814
GO revenue: 1.12%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,008,997
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	991,860
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,481,505
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,021,345
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,044,629
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,014,071
				8,562,407
Health revenue: 1.10%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	445,320
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	889,452
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,249,461
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00	8-15-2049	3,645,000	3,872,213
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	937,310
				8,393,756
Housing revenue: 2.48%
Chester County IDA University Student Housing LLC Series A (BAM Insured)	4.00	8-1-2048	2,500,000	2,296,982
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,062,032
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.25	6-30-2053	3,430,000	3,520,051
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	991,143
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Philadelphia Municipal Authority	5.00%	4-1-2033	$2,355,000	$2,430,929
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,612,322
				18,913,459
Miscellaneous revenue: 0.20%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,547,358
Tax revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,079,916
Transportation revenue: 0.80%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,469,680
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2038	1,360,000	1,448,634
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,162,075
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	965,191
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,024,971
				6,070,551
				58,490,178
South Carolina: 0.02%
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	115,000	92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 0.73%
Health revenue: 0.35%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,666,473
Housing revenue: 0.24%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,867,203
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,067,810
				5,601,486
Texas: 5.92%
Airport revenue: 0.96%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,500,658
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,351,916
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,507,460
				7,360,034
Education revenue: 1.57%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75	6-15-2049	915,000	882,902
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Leadership Prep School	4.25%	6-15-2059	$1,100,000	$1,080,052
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,250,125
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	251,071
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,020,889
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,011,409
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,523,219
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,267,421
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	651,352
				11,938,440
GO revenue: 1.95%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,343,584
City of Port Isabel144A	5.10	2-15-2049	460,000	459,753
City of Waco Series A	5.00	2-1-2049	850,000	908,586
Krum Independent School District	4.25	8-15-2054	2,000,000	2,009,060
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	8,120,765
				14,841,748
Health revenue: 0.18%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,370,280
Industrial development revenue: 0.13%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	1,019,084
Miscellaneous revenue: 0.19%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	4.25	10-1-2053	1,500,000	1,462,085
Tax revenue: 0.24%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	750,000	750,820
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,062,534
				1,813,354
Transportation revenue: 0.53%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,030,566
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	550,102
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,453,794
				4,034,462
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.17%
Upper Trinity Regional Water District (BAM Insured)	5.00%	8-1-2028	$750,000	$764,624
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	509,552
				1,274,176
				45,113,663
Utah: 1.94%
Airport revenue: 0.49%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,685,084
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,034,209
				3,719,293
Education revenue: 0.93%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	235,000	233,046
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,932,877
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,402,410
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,595,854
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	300,000	286,810
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	660,731
				7,111,728
Health revenue: 0.38%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,849,536
Housing revenue: 0.14%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	1,000,000	1,094,370
				14,774,927
Virginia: 0.40%
Health revenue: 0.34%
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	1,300,000	1,257,323
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,073,616
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	224,821
				2,555,760
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	473,465
				3,029,225
Washington: 4.35%
Airport revenue: 1.72%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,269,705
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Seattle AMT	5.00%	4-1-2044	$3,000,000	$3,070,489
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,032,176
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,212,881
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,545,816
				13,131,067
GO revenue: 1.27%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,529,443
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,602,863
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	483,270
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,091,059
				9,706,635
Health revenue: 1.36%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,326,665
Skagit County Public Hospital District No. 1	5.50	12-1-2039	1,000,000	1,081,926
Skagit County Public Hospital District No. 1	5.50	12-1-2043	1,000,000	1,064,992
Skagit County Public Hospital District No. 1	5.50	12-1-2044	1,000,000	1,061,787
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,311,182
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	390,481
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	716,251
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,389,416
				10,342,700
				33,180,402
West Virginia: 0.19%
Housing revenue: 0.19%
West Virginia Housing Development Fund Series A	4.40	11-1-2044	1,500,000	1,469,340
Wisconsin: 5.87%
Airport revenue: 0.34%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,558,312
Education revenue: 2.06%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,854
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	80,000	79,939
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,734,904
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,795,595
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,027,810
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	311,196
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	622,868
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2044	690,000	689,982
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Pine Lake Preparatory, Inc.144A	4.95%	3-1-2030	$1,370,000	$1,371,443
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,043,293
				15,677,884
Health revenue: 1.37%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	959,873
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	541,942
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	739,976
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,061,403
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	1,975,341
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	702,690
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2035	500,000	500,285
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2036	600,000	597,302
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	545,457
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,063,786
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	762,279
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	503,569
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	466,317
				10,420,220
Housing revenue: 0.31%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,354,411
Industrial development revenue: 0.41%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,541,438
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2041	2,000,000	1,622,388
				3,163,826
Miscellaneous revenue: 0.38%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	1,871,991
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,016,739
				2,888,730
Tax revenue: 1.00%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,175,255
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—December 31, 2024

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00%	4-1-2048	$2,090,000	$2,136,132
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	338,291
				7,649,678
				44,713,061
Total municipal obligations (Cost $777,857,217)				758,413,775

		Yield	Shares
Short-term investments: 0.09%
Investment companies: 0.09%
Allspring Government Money Market Fund Select Class♠∞		4.42	668,857	668,857
Total short-term investments (Cost $668,857)				668,857
Total investments in securities (Cost $778,526,074)	99.57%			759,082,632
Other assets and liabilities, net	0.43			3,248,788
Total net assets	100.00%			$762,331,420

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—December 31, 2024

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$146,635,472	$(145,966,615)	$0	$0	$668,857	668,857	$113,703
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,512,415	30,798,860	(32,311,275)	0	0	0	0	15,025
				$0	$0	$668,857		$128,728
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Statement of assets and liabilities—December 31, 2024
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $777,857,217)	$758,413,775
Investments in affiliated securities, at value (cost $668,857)	668,857
Cash	367,986
Receivable for interest	9,566,033
Receivable from manager	293,846
Total assets	769,310,497
Liabilities
Payable for Fund shares redeemed	4,311,600
Dividends payable	2,655,351
Trustees’ fees and expenses payable	283
Accrued expenses and other liabilities	11,843
Total liabilities	6,979,077
Total net assets	$762,331,420
Net assets consist of
Paid-in capital	$811,598,963
Total distributable loss	(49,267,543)
Total net assets	$762,331,420
Computation of net asset value per share
Net assets	$762,331,420
Shares outstanding[1]	67,907,066
Net asset value per share	$11.23
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of operations—year ended December 31, 2024
Statement of operations
Investment income
Interest	$29,994,734
Income from affiliated securities	128,728
Total investment income	30,123,462
Expenses
Custody and accounting fees	232,327
Professional fees	73,966
Registration fees	36,991
Shareholder report expenses	13,445
Trustees’ fees and expenses	20,269
Other fees and expenses	25,106
Total expenses	402,104
Less: Fee waivers and/or expense reimbursements	(402,104)
Net expenses	0
Net investment income	30,123,462
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	445,368
Futures contracts	(31,773)
Net realized gains on investments	413,595
Net change in unrealized gains (losses) on investments	(4,272,470)
Net realized and unrealized gains (losses) on investments	(3,858,875)
Net increase in net assets resulting from operations	$26,264,587
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2024		Year ended December 31, 2023
Operations
Net investment income		$30,123,462		$27,581,926
Net realized gains (losses) on investments		413,595		(8,007,925)
Net change in unrealized gains (losses) on investments		(4,272,470)		23,294,665
Net increase in net assets resulting from operations		26,264,587		42,868,666
Distributions to shareholders from
Net investment income and net realized gains		(30,246,130)		(27,664,395)
Capital share transactions	Shares		Shares
Proceeds from shares sold	27,344,942	308,349,440	20,281,166	224,175,490
Reinvestment of distributions	0	0	49	546
Payment for shares redeemed	(17,532,570)	(197,763,355)	(25,440,649)	(278,805,914)
Net increase (decrease) in net assets resulting from capital share transactions		110,586,085		(54,629,878)
Total increase (decrease) in net assets		106,604,542		(39,425,607)
Net assets
Beginning of period		655,726,878		695,152,485
End of period		$762,331,420		$655,726,878
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.29	$10.99	$12.42	$12.47	$12.36
Net investment income	0.45 [1]	0.42 [1]	0.39	0.39	0.40
Net realized and unrealized gains (losses) on investments	(0.06)	0.30	(1.43)	(0.05)	0.11
Total from investment operations	0.39	0.72	(1.04)	0.34	0.51
Distributions to shareholders from
Net investment income	(0.45)	(0.42)	(0.39)	(0.39)	(0.40)
Net asset value, end of period	$11.23	$11.29	$10.99	$12.42	$12.47
Total return[2]	3.50%	6.74%	(8.37)%	2.73%	4.19%
Ratios to average net assets (annualized)
Gross expenses	0.05%	0.03%	0.03%	0.02%	0.03%
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	3.96%	3.82%	3.47%	3.10%	3.23%
Supplemental data
Portfolio turnover rate	9%	20%	14%	9%	19%
Net assets, end of period (000s omitted)	$762,331	$655,727	$695,152	$888,728	$868,571

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 29

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
30 | Allspring Managed Account

Notes to financial statements
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $778,838,766 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,840,318
Gross unrealized losses	(24,596,452)
Net unrealized losses	$(19,756,134)
As of December 31, 2024, the Fund had capital loss carryforwards which consist of $13,109,216 in short-term capital losses and $16,501,184 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$758,338,775	$75,000	$758,413,775
Short-term investments
Investment companies	668,857	0	0	668,857
Total assets	$668,857	$758,338,775	$75,000	$759,082,632
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Managed Account | 31

Notes to financial statements
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $48,900,000, $81,951,575 and $307 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2024 were $181,723,379 and $64,402,482, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended December 31, 2024, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $385,913 in long futures contracts during the year ended December 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2024, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2024	2023
Tax-exempt income	$30,246,130	$27,664,395
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$2,754,342	$(19,756,134)	$(29,610,400)
32 | Allspring Managed Account

Notes to financial statements
9.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2024, Allspring Funds Management or one of its affiliates owned 29% of the Fund.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 33

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series M (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 26, 2025
34 | Allspring Managed Account

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2024.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Managed Account | 35

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

36 | Allspring Managed Account

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4901 12-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 26, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: February 26, 2025